Funded Status of Gratuity Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Gratuity $ in Thousands, ₨ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 7,883.0	$ 107,800	₨ 6,653.5
Service cost	1,107.0	15,100	965.4	₨ 820.6
Interest cost	561.6	7,700	483.3	476.7
Actuarial(gains)/ losses	759.4	10,400	368.9
Benefits paid	(491.4)	(6,700)	(588.1)
Projected benefit obligation, end of the period	9,819.6	134,300	7,883.0	6,653.5
Change in plan assets:
Fair value of plan assets, beginning of the period	5,779.8	79,100	5,501.8
Expected return on plan assets	448.4	6,100	389.9	347.4
Actuarial gains/(losses)	1,223.0	16,700	(620.5)
Actual return on plan assets	1,671.4	22,800	(230.6)
Employer contributions	1,384.8	18,900	1,096.7
Benefits paid	(491.4)	(6,700)	(588.1)
Fair value of plan assets, end of the period	8,344.6	$ 114,100	5,779.8	₨ 5,501.8
Funded Status	₨ (1,475.0)		₨ (2,103.2)		$ (20,200)